Note 4 - Securities - Amortized Cost and Fair Value of Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost	$ 169,587	$ 169,616
Fair value	167,354	169,428
US States and Political Subdivisions Debt Securities [Member]
Amortized cost	59,585	67,160
Fair value	59,466	67,979
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	109,000	101,454
Fair value	106,924	100,463
Other Debt Obligations [Member]
Amortized cost	1,002	1,002
Fair value	$ 964	$ 986